Commitments & Contingencies	3 Months Ended
Sep. 30, 2014
Notes
Commitments & Contingencies

NOTE 5 – COMMITMENTS & CONTINGENCIES

(For the years ended December 31, 2013 and December 31, 2012)

Employment Agreement

On January 3, 2013, the Company executed a 2 year employment agreement with Ardell D. Mees, the Company’s Chief Executive Officer and Chief Financial Officer. As compensation for services, Mr. Mees will receive an annual base salary of $72,000.For the years ended December 31, 2013 and 2012 the Company paid $67,524 and $15,823 to Mr. Mees in officer compensation.

NOTE 6 – COMMITMENTS & CONTINGENCIES

(For the nine months ended September 30, 2014 and September 30, 2013)

Employment Agreement

On January 3, 2013, the Company executed a 2 year employment agreement with Ardell D. Mees, the Company’s Chief Executive Officer and Chief Financial Officer. As compensation for services, Mr. Mees is to receive an annual base salary of $72,000. For the nine months ended September 30, 2014 and 2013 the Company accrued $54,000 in compensation expense to Mr. Mees in officer compensation. In the nine months ended September 30, 2014 and 2013, the Company made cash payments to Mr. Mees against his accrued salary in the amounts of $47,547 and $0.